Receivables from Supply Chain Solutions	12 Months Ended
Dec. 31, 2022
Receivables from Supply Chain Solutions [Abstract]
RECEIVABLES FROM SUPPLY CHAIN SOLUTIONS

Note 7 — RECEIVABLES FROM SUPPLY CHAIN SOLUTIONS

As of December 31, 2022, and 2021, the balance of receivables from supply chain solutions amounted to $ 43,475,981 and $59,792,613, respectively. The age of these financing receivables is generally within 12 months. For the year ended December 31, 2022, the Company provided a $673,300 allowance for doubtful accounts for those outstanding receivables from supply chain solutions due to the possibility that some customers may not be able to pay their outstanding debts, and remaining outstanding receivables from supply chain solutions are secured by assets or are collected after December 31, 2022. For the year ended December 31, 2021, the Company did not provide any allowance for doubtful accounts since the related suppliers pledged their inventory to guarantee the payment of these receivables.